Sale of investment in unconsolidated subsidiary - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 24, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 29, 2021
Schedule Of Equity Method Investments [Line Items]
Success-based fee payment					$ 1,900
Gain (Loss) on Disposition of Stock in Subsidiary		$ 400	$ 1,400
Gain from disposal of investment in unconsolidated subsidiary		20,829	$ 0	$ 0
Business Combination Contingent Consideration Receivable		14,000
Escrow released payment received		$ 200
Dimension [Member]
Schedule Of Equity Method Investments [Line Items]
Business Combination, Contingent Consideration Arrangements, Description		The sales agreement with Dimension includes an earnout provision which provides the potential to receive an additional contingent consideration of up to approximately $14.0 million through December 2024, based on Dimension achieving certain performance milestones. This potential earnout is calculated each quarter starting January 1, 2022, as $200 times the number of kilowatts constituting each Notice To Proceed (NTP) megawatt (MW) achieved during such quarterly earnout period, provided that no earnout amount is payable in respect to the first 100 NTP MW achieved in any earnout year.The sales agreement also includes a projects escrow release which is an additional contingent consideration to receive $7 million based on Dimension’s completion of certain construction projects currently in progress.
Dimension Energy LLC
Schedule Of Equity Method Investments [Line Items]
Gain from disposal of investment in unconsolidated subsidiary		$ 20,800
Dimension Energy LLC | Common Class A
Schedule Of Equity Method Investments [Line Items]
Number of Share Disposed	4,791,566
Ownership percentage	23.00%
Ownership value	$ 22,300